Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
Summary of Employment Benefits
(1)	Employment benefit obligations as of December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Net defined benefit asset	￦	7,231	20,871
Net defined benefit obligations		1,907,013	1,675,741
Other long-term employee benefit obligations		3,847	3,417

Summary of Principal Assumptions on Actuarial Valuation
(2)	Principal assumptions used for actuarial valuation as of December 31, 2020 and 2021 are as follows:

	2020	2021
Discount rate	1.87%~2.12%	2.51% ~ 2.60%
Future salary and benefit levels	4.28%	4.28%
Weighted average duration	10.77 years	10.39 years

Summary of Expense Relating to defined Benefit Plans
(3)	Details of expense relating to defined benefit plans for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019	2020	2021
		In millions of won
Current service cost	￦	440,300	509,520	524,942
Interest cost		83,619	83,248	91,877
Expected return on plan assets		(41,597)	(42,742)	(52,782)
Past service cost		301,442	(2,027)	5,483
Loss from settlement		(2,017)	—	—

	￦	781,747	547,999	569,520

Expenses described above are recognized in those items below in the consolidated financial statements.

		2019	2020	2021
		In millions of won
Cost of sales	￦	580,623	397,442	415,959
Selling and administrative expenses		120,455	94,846	95,983
Others (Construction-in-progress and others)		80,669	55,711	57,578

	￦	781,747	547,999	569,520

Summary of Defined Benefits
(4)	Details of defined benefit obligations as of December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Present value of defined benefit obligation from funded plans	￦	4,570,614	4,564,417
Fair value of plan assets		(2,670,832)	(2,909,547)

Net liabilities incurred from defined benefit plans	￦	1,899,782	1,654,870

Summary of Changes in the Present Value of Defined Benefits
(5)	Changes in the present value of defined benefit obligations for the years ended December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Beginning balance	￦	4,035,400	4,570,614
Current service cost		509,520	524,942
Interest cost		83,248	91,877
Remeasurement component		84,385	(345,755)
Past service cost		(2,027)	5,483
Actual payments		(139,956)	(282,794)
Others		44	50

Ending balance	￦	4,570,614	4,564,417

Summary of Changes in the Fair Value of Plan Assets
(6)	Changes in the fair value of plan assets for the years ended December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Beginning balance	￦	2,111,313	2,670,832
Expected return		42,742	52,782
Remeasurement component		(390)	(8,457)
Contributions by the employers		582,275	317,707
Actual payments		(65,108)	(123,317)

Ending balance	￦	2,670,832	2,909,547

Summary of the Fair Value of Plan Assets
(7)	Details of the fair value of plan assets as of December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Equity instruments	￦	253,358	344,002
Debt instruments		822,582	744,167
Bank deposits		284,655	407,809
Others		1,310,237	1,413,569

	￦	2,670,832	2,909,547

Summary of Remeasurement Components Recognized in Other Comprehensive Income (loss)
(8)	Remeasurement components recognized in other comprehensive income (loss) for the years ended December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Actuarial gain from changes in financial assumptions	￦	(2,979)	(258,194)
Experience adjustments, etc.		87,364	(87,561)
Expected return		390	8,457

	￦	84,775	(337,298)